Acquisitions (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of purchase consideration to the total fair value of net assets acquired

The allocation of the purchase consideration to the total fair value of net assets acquired is as follows:

Fair value of net assets acquired	$
Accounts receivable	407,210
Property, plant and equipment	462,647
Tax equity asset	474,547
Accounts payable	(25,851)
Tax equity liability	(460,607)
Identifiable net assets acquired	857,946
Non-controlling interest	(283,122)
Purchase consideration transferred	574,824